Loans and Accounts Receivable at Amortized Cost (Details) - Schedule of loan portfolio composition - CLP ($) $ in Thousands		Dec. 31, 2021	Dec. 31, 2020
Commercial loans
Assets before allowances		$ 36,529,062,000	$ 34,339,893,000
ECL allowance	[1]	1,051,434,000	1,036,793,000
Net Assets		35,477,628,000	33,303,100,000
Stage 1 [Member]
Commercial loans
Assets before allowances		32,664,056,000	30,216,324,000
ECL allowance	[1]	239,973,000	194,422,000
Stage 2 [Member]
Commercial loans
Assets before allowances		2,190,877,000	2,447,273,000
ECL allowance	[1]	166,914,000	149,940,000
Stage 3 [Member]
Commercial loans
Assets before allowances		1,674,129,000	1,676,296,000
ECL allowance	[1]	644,547,000	692,431,000
Commercial Loans [Member]
Commercial loans
Assets before allowances		17,653,641,000
ECL allowance	[1]	603,365,000	645,072,000
Net Assets		17,050,276,000	16,342,117,000
Commercial Loans [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		15,093,862,000
ECL allowance	[1]	88,649,000	80,532,000
Commercial Loans [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		1,644,526,000
ECL allowance	[1]	115,989,000	109,767,000
Commercial Loans [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		915,253,000	910,085
ECL allowance	[1]	398,727,000	454,773,000
Commercial Loans [Member] | Interbank Loans [Member]
Commercial loans
Assets before allowances		428,000	18,930,000
ECL allowance	[1]		1,000
Net Assets		428,000	18,929,000
Commercial Loans [Member] | Interbank Loans [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		428,000	18,930,000
ECL allowance	[1]		1,000
Commercial Loans [Member] | Interbank Loans [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances
ECL allowance	[1]
Commercial Loans [Member] | Interbank Loans [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances
ECL allowance	[1]
Commercial Loans [Member] | Commercial Loans [Member]
Commercial loans
Assets before allowances		13,720,681,000	13,490,618,000
ECL allowance	[1]	485,690,000	498,146,000
Net Assets		13,234,991,000	12,992,472,000
Commercial Loans [Member] | Commercial Loans [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		11,605,779,000	11,453,377,000
ECL allowance	[1]	63,889,000	60,987,000
Commercial Loans [Member] | Commercial Loans [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		1,320,691,000	1,285,770,000
ECL allowance	[1]	90,253,000	87,295,000
Commercial Loans [Member] | Commercial Loans [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		794,211,000	751,471,000
ECL allowance	[1]	331,548,000	349,864,000
Commercial Loans [Member] | Foreign Trade Loans [Member]
Commercial loans
Assets before allowances		1,534,792,000	1,239,271,000
ECL allowance	[1]	23,834,000	41,261,000
Net Assets		1,510,958,000	1,198,010,000
Commercial Loans [Member] | Foreign Trade Loans [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		1,450,323,000	979,014,000
ECL allowance	[1]	9,136,000	5,323,000
Commercial Loans [Member] | Foreign Trade Loans [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		66,029,000	221,074,000
ECL allowance	[1]	2,519,000	2,786,000
Commercial Loans [Member] | Foreign Trade Loans [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		18,440,000	39,183,000
ECL allowance	[1]	12,179,000	33,152,000
Commercial Loans [Member] | Checking Accounts Debtors [Member]
Commercial loans
Assets before allowances		102,361,000	125,610,000
ECL allowance	[1]	9,254,000	11,602,000
Net Assets		93,107,000	114,008,000
Commercial Loans [Member] | Checking Accounts Debtors [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		75,454,000	92,789,000
ECL allowance	[1]	1,120,000	1,253,000
Commercial Loans [Member] | Checking Accounts Debtors [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		17,752,000	21,315,000
ECL allowance	[1]	1,003,000	1,524,000
Commercial Loans [Member] | Checking Accounts Debtors [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		9,155,000	11,506,000
ECL allowance	[1]	7,131,000	8,825,000
Commercial Loans [Member] | Factoring Transactions [Member]
Commercial loans
Assets before allowances		678,502,000	497,679,000
ECL allowance	[1]	5,422,000	4,129,000
Net Assets		673,080,000	493,550,000
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		662,800,000	486,587,000
ECL allowance	[1]	2,641,000	1,397,000
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		12,385,000	7,207,000
ECL allowance	[1]	492,000	387,000
Commercial Loans [Member] | Factoring Transactions [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		3,317,000	3,885,000
ECL allowance	[1]	2,289,000	2,345,000
Commercial Loans [Member] | Student Loans [Member]
Commercial loans
Assets before allowances		56,014,000	63,380,000
ECL allowance	[1]	7,457,000	8,798,000
Net Assets		48,557,000	54,582,000
Commercial Loans [Member] | Student Loans [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		43,002,000	49,768,000
ECL allowance	[1]	1,046,000	1,551,000
Commercial Loans [Member] | Student Loans [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		4,413,000	4,905,000
ECL allowance	[1]	590,000	714,000
Commercial Loans [Member] | Student Loans [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		8,599,000	8,707,000
ECL allowance	[1]	5,821,000	6,533,000
Commercial Loans [Member] | Leasing Transactions [Member]
Commercial loans
Assets before allowances		1,337,698,000
ECL allowance	[1]	55,961,000	59,687,000
Net Assets		1,281,737,000	1,295,470,000
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		1,060,573,000
ECL allowance	[1]	8,266,000	7,377,000
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		212,718,000	267,062
ECL allowance	[1]	19,438,000	14,934,000
Commercial Loans [Member] | Leasing Transactions [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		64,407,000	72,797
ECL allowance	[1]	28,257,000	37,376,000
Commercial Loans [Member] | Other Loans and Account Receivable [Member]
Commercial loans
Assets before allowances		223,165,000	196,544
ECL allowance	[1]	15,747,000	21,448,000
Net Assets		207,418,000	175,096,000
Commercial Loans [Member] | Other Loans and Account Receivable [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		195,503,000	163,035
ECL allowance	[1]	2,551,000	2,643,000
Commercial Loans [Member] | Other Loans and Account Receivable [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		10,538,000	10,973
ECL allowance	[1]	1,694,000	2,127,000
Commercial Loans [Member] | Other Loans and Account Receivable [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		17,124,000	22,536
ECL allowance	[1]	11,502,000	16,678,000
Mortgage Loans [Member]
Commercial loans
Assets before allowances		13,876,174,000	12,411,825,000
ECL allowance	[1]	143,658,000	112,522,000
Net Assets		13,732,516,000	12,299,303,000
Mortgage Loans [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		12,966,599,000	11,518,363,000
ECL allowance	[1]	25,385,000	25,065,000
Mortgage Loans [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		367,838,000	392,372,000
ECL allowance	[1]	12,728,000	8,441,000
Mortgage Loans [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		541,737,000	501,090,000
ECL allowance	[1]	105,545,000	79,016,000
Mortgage Loans [Member] | Loans with Mortgage Finance Bonds [Member]
Commercial loans
Assets before allowances		4,301,000	7,809,000
ECL allowance	[1]	51,000	84,000
Net Assets		4,250,000	7,725,000
Mortgage Loans [Member] | Loans with Mortgage Finance Bonds [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		3,714,000	6,859,000
ECL allowance	[1]	5,000	16,000
Mortgage Loans [Member] | Loans with Mortgage Finance Bonds [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		347,000	546,000
ECL allowance	[1]	7,000	11,000
Mortgage Loans [Member] | Loans with Mortgage Finance Bonds [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		240,000	404,000
ECL allowance	[1]	39,000	57,000
Mortgage Loans [Member] | Endorsable Mortgage Mutual Loans [Member]
Commercial loans
Assets before allowances		88,901,000	92,960,000
ECL allowance	[1]	741,000	758,000
Net Assets		88,160,000	92,202,000
Mortgage Loans [Member] | Endorsable Mortgage Mutual Loans [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		82,868,000	86,786,000
ECL allowance	[1]	177,000	221,000
Mortgage Loans [Member] | Endorsable Mortgage Mutual Loans [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		2,293,000	2,463,000
ECL allowance	[1]	55,000	63,000
Mortgage Loans [Member] | Endorsable Mortgage Mutual Loans [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		3,740,000	3,711,000
ECL allowance	[1]	509,000	474,000
Mortgage Loans [Member] | Other Mortgage Mutual Loans [Member]
Commercial loans
Assets before allowances		13,782,972,000	12,311,056,000
ECL allowance	[1]	142,866,000	111,680,000
Net Assets		13,640,106,000	12,199,376,000
Mortgage Loans [Member] | Other Mortgage Mutual Loans [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		12,880,017,000	11,424,718,000
ECL allowance	[1]	25,203,000	24,828,000
Mortgage Loans [Member] | Other Mortgage Mutual Loans [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		365,198,000	389,363,000
ECL allowance	[1]	12,666,000	8,367,000
Mortgage Loans [Member] | Other Mortgage Mutual Loans [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		537,757,000	496,975,000
ECL allowance	[1]	104,997,000	78,485,000
Consumer Loans [Member]
Commercial loans
Assets before allowances		4,999,247,000	4,940,879,000
ECL allowance	[1]	304,411,000	279,199,000
Net Assets		4,694,836,000	4,661,680,000
Consumer Loans [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		4,603,595,000	4,439,163,000
ECL allowance	[1]	125,939,000	88,825,000
Consumer Loans [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		178,513,000	236,595,000
ECL allowance	[1]	38,197,000	31,732,000
Consumer Loans [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		217,139,000	265,121,000
ECL allowance	[1]	140,275,000	158,642,000
Consumer Loans [Member] | Leasing Transactions [Member]
Commercial loans
Assets before allowances		3,200,000	3,121,000
ECL allowance	[1]	306,000	67,000
Net Assets		2,894,000	3,054,000
Consumer Loans [Member] | Leasing Transactions [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		3,068,000	2,956,000
ECL allowance	[1]	272,000	29,000
Consumer Loans [Member] | Leasing Transactions [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		110,000	139,000
ECL allowance	[1]	19,000	22,000
Consumer Loans [Member] | Leasing Transactions [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		22,000	26,000
ECL allowance	[1]	15,000	16,000
Consumer Loans [Member] | Installment Consumer Loans [Member]
Commercial loans
Assets before allowances		3,592,913,000	3,688,592,000
ECL allowance	[1]	276,346,000	255,516,000
Net Assets		3,316,567,000	3,433,076,000
Consumer Loans [Member] | Installment Consumer Loans [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		3,229,118,000	3,221,617,000
ECL allowance	[1]	108,359,000	76,140,000
Consumer Loans [Member] | Installment Consumer Loans [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		155,656,000	211,348,000
ECL allowance	[1]	33,244,000	26,737,000
Consumer Loans [Member] | Installment Consumer Loans [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		208,139,000	255,627,000
ECL allowance	[1]	134,743,000	152,639,000
Consumer Loans [Member] | Credit Card Balances [Member]
Commercial loans
Assets before allowances		1,280,324,000	1,125,908,000
ECL allowance	[1]	22,221,000	19,959,000
Net Assets		1,258,103,000	1,105,949,000
Consumer Loans [Member] | Credit Card Balances [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		1,251,952,000	1,097,680,000
ECL allowance	[1]	12,906,000	10,781,000
Consumer Loans [Member] | Credit Card Balances [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		20,611,000	20,380,000
ECL allowance	[1]	4,476,000	4,141,000
Consumer Loans [Member] | Credit Card Balances [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		7,761,000	7,848,000
ECL allowance	[1]	4,839,000	5,037,000
Consumer Loans [Member] | Other Consumer Loans [Member]
Commercial loans
Assets before allowances		122,810,000	123,258,000
ECL allowance	[1]	5,538,000	3,657,000
Net Assets		117,272,000	119,601,000
Consumer Loans [Member] | Other Consumer Loans [Member] | Stage 1 [Member]
Commercial loans
Assets before allowances		119,457,000	116,910,000
ECL allowance	[1]	4,402,000	1,875,000
Consumer Loans [Member] | Other Consumer Loans [Member] | Stage 2 [Member]
Commercial loans
Assets before allowances		2,136,000	4,728,000
ECL allowance	[1]	458,000	832,000
Consumer Loans [Member] | Other Consumer Loans [Member] | Stage 3 [Member]
Commercial loans
Assets before allowances		1,217,000	1,620,000
ECL allowance	[1]	$ 678,000	$ 950,000

[1]	Include overlays for an amount of MCh$59,000. See Note 38